CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional paid-in capital [Member]	Treasury stock [Member]	Accumulated deficits [Member]	Accumulated other comprehensive income (loss)[Member]	Total AirMedia Group Inc.'s shareholders' equity [Member]	Non-controlling interests[Member]
Beginning Balance at Dec. 31, 2015	$ 397,633	$ 128	$ 317,414	$ (3,778)	$ 49,876	$ 22,928	$ 386,568	$ 11,065
Beginning Balance, shares at Dec. 31, 2015		124,395,645
Share issued to Ascent Investor Relations LLC	1,334	$ 0	0	1,427	(93)	0	1,334	0
Share issued to Ascent Investor Relations LLC,Shares		1,234,134
Share-based compensation	773	$ 0	773	0	0	0	773	0
Capital contribution from non-controlling interests	11,195	0	3,477	0	0	0	3,477	7,718
Foreign currency translation adjustment	(24,140)	0	0	0	0	(23,220)	(23,220)	(920)
Net loss	(89,242)	0	0	0	(65,625)	0	(65,625)	(23,617)
Acquisition of additional equity interest in a subsidiary from the non-controlling interest	(30,956)	0	(34,570)	0	0	0	(34,570)	3,614
Ending Balance at Dec. 31, 2016	266,597	$ 128	287,094	(2,351)	(15,842)	(292)	268,737	(2,140)
Ending Balance, shares at Dec. 31, 2016		125,629,779
Share-based compensation	343	$ 0	343	0	0	0	343	0
Capital contribution from non-controlling interests	1,863	0	716	0	0	0	716	1,147
Disposal of Hainan Jinhui	(245)	0	0	0	0	0	0	(245)
Foreign currency translation adjustment	35,716	0	0	0	0	35,743	35,743	(27)
Net loss	(179,181)	0	0	0	(156,476)	0	(156,476)	(22,705)
Acquisition of additional equity interest in a subsidiary from the non-controlling interest	(1,414)	0	(1,414)	0	0	0	(1,414)	0
Ending Balance at Dec. 31, 2017	123,679	$ 128	286,739	(2,351)	(172,318)	35,451	147,649	(23,970)
Ending Balance, shares at Dec. 31, 2017		125,629,779
Share issued to Ascent Investor Relations LLC	18	$ 30	18				18
Share issued to Ascent Investor Relations LLC,Shares		34,998
Share-based compensation	45		45				45
Capital withdraw from non-controlling interests	(10,186)	$ 0	(1,131)	0	0	0	(1,131)	(9,055)
Subscription receivables from NCI	(1,969)							(1,969)
Foreign currency translation adjustment	(2,974)	0	0	0	0	(4,140)	(4,140)	1,166
Net loss	(93,419)	0	0	0	(90,097)	0	(90,097)	(3,322)
Acquisition of additional equity interest in a subsidiary from the non-controlling interest	(795)		(945)				(945)	150
Ending Balance at Dec. 31, 2018	$ 14,399	$ 128	$ 284,726	$ (2,351)	$ (262,415)	$ 31,311	$ 51,399	$ (37,000)
Ending Balance, shares at Dec. 31, 2018		125,664,777